SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2017
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
NOTE 12 -	SHORT-TERM BANK LOANS

On June 30, 2016, the Company’s short-term bank borrowings consisted of revolving bank loans of $3,051 from several banks, which were subject to annual interest rates ranging from 0.8% to 5.12%, with a weighted average interest rate of 1.5%. Some of the short-term loans are secured by the pledge of restricted cash and buildings with carrying values of $2,743 and $1,014 as of June 30, 2016, respectively.

On June 30, 2017, the Company’s short-term bank borrowings consisted of revolving bank loans of $8,121 from several banks, which were subject to annual interest rates ranging from 3.09% to 4.85%, with a weighted average interest rate of 3.53%. Some of the short-term loans are secured by the pledge of restricted cash and buildings with carrying values of $16,410 and $991 as of June 30, 2017, respectively.

For the years ended June 30, 2015, 2016, and 2017, interest expenses on short-term bank loans amounted to $286, $211 and $178 respectively.

As of June 30, 2016, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $205,129, of which $72,592 was utilized and $132,537 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $3,754 and $3,976, respectively.

As of June 30, 2017, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $257,670, of which $78,910 was utilized and $178,760 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $4,954 and $3,209, respectively.